INCOME TAX (Details)	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
INCOME TAX
Statutory tax rate (as a percent)	25.00%	25.00%	25.00%
PRC
INCOME TAX
Statutory tax rate (as a percent)	25.00%
PRC | Hexin E-Commerce | High Technology Enterprises
INCOME TAX
Preferential tax rate (as a percent)	15.00%
Horgos Economic District | Horgos Qinhe
INCOME TAX
Preferential tax rate (as a percent)	0.00%
Period for preferred income tax rate	5 years
Horgos Economic District | Horgos Bozhishuntai
INCOME TAX
Preferential tax rate (as a percent)	0.00%
Period for preferred income tax rate	5 years